Directors' and supervisors' emoluments	12 Months Ended
Dec. 31, 2017
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Directors' and supervisors' emoluments
57	Directors’ and supervisors’ emoluments

The remuneration of every director and supervisor for the year ended December 31, 2017 is set out below:

Emoluments paid or receivable in respect of a person’s services as a director or supervisor, whether of the Company or its subsidiary undertaking:

	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Remunerations paid or receivable in respect of accepting office as director or supervisor	Emoluments paid or receivable in respect of director’s or supervisor’s other services in connection with the management of the affairs of the Company or its subsidiary undertaking	Total
Name	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Non-executive directors
Yuan Xin An (Note (i) & (ii))	—	—	—	—	—	—	—
Yang Li Hua (Note (i) & (ii))	—	—	—	—	—	—	—

Executive directors
Wang Chang Shun (Note (i) & (v))	—	—	—	—	—	—	—
Tan Wan Geng (Note (i))	—	—	—	—	—	—	—
Zhang Zi Fang (Note (i))	—	—	—	—	—	—	—
Li Shao Bin (Note (ii))	—	812	—	123	—	—	935

Supervisors
Pan Fu (Note (i))	—	—	—	—	—	—	—
Li Jia Shi	—	901	—	126	—	—	1,027
Zhang Wei (Note (i) & (ii))	—	—	—	—	—	—	—
Yang Yi Hua (Note (ii) & (iv))	—	—	—	—	—	—	—
Wu De Ming (Note (ii))	—	419	—	127	—	—	546
Mao Juan (Note (iii))	—	324	—	120	—	—	444

	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Remunerations paid or receivable in respect of accepting office as director or supervisor	Emoluments paid or receivable in respect of director’s or supervisor’s other services in connection with the management of the affairs of the Company or its subsidiary undertaking	Total
Name	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Independent non-executive directors
Ning Xiang Dong (Note (ii))	150	—	—	—	—	—	150
Liu Chang Le (Note (ii))	150	—	—	—	—	—	150
Tan Jin Song	150	—	—	—	—	—	150
Guo Wei (Note (ii))	150	—	—	—	—	—	150
Jiao Shu Ge	150	—	—	—	—	—	150
Zheng Fan (Note (iii))	—	—	—	—	—	—	—
Gu Hui Zhong (Note (iii))	—	—	—	—	—	—	—

For the year ended December 31, 2016:

Emoluments paid or receivable in respect of a person’s services as a director or supervisor, whether of the Company or its subsidiary undertaking:

	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Remunerations paid or receivable in respect of accepting office as director or supervisor	Emoluments paid or receivable in respect of director’s or supervisor’s other services in connection with the management of the affairs of the Company or its subsidiary undertaking	Total
Name	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Non-executive directors
Wang Chang Shun (Note (i) & (v))	—	—	—	—	—	—	—
Yuan Xin An (Note (i) & (ii))	—	—	—	—	—	—	—
Yang Li Hua (Note (i) & (ii))	—	—	—	—	—	—	—

Executive directors
Tan Wan Geng (Note (i))	—	—	—	—	—	—	—
Zhang Zi Fang (Note (i))	—	—	—	—	—	—	—
Li Shao Bin (Note (ii))	—	639	—	130	—	—	769

Supervisors
Pan Fu (Note (i))	—	—	—	—	—	—	—
Li Jia Shi	—	711	—	133	—	—	844
Zhang Wei (Note (i) & (ii))	—	—	—	—	—	—	—
Yang Yi Hua (Note (ii) & (iv))	—	—	—	—	—	—	—
Wu De Ming (Note (ii))	—	413	—	133	—	—	546

Independent non-executive directors
Ning Xiang Dong (Note (ii))	150	—	—	—	—	—	150
Liu Chang Le (Note (ii))	150	—	—	—	—	—	150
Tan Jin Song	150	—	—	—	—	—	150
Guo Wei (Note (ii))	150	—	—	—	—	—	150
Jiao Shu Ge	150	—	—	—	—	—	150

For the year ended December 31, 2015:

Emoluments paid or receivable in respect of a person’s services as a director or supervisor, whether of the Company or its subsidiary undertaking:

	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Remunerations paid or receivable in respect of accepting office as director or supervisor	Emoluments paid or receivable in respect of director’s or supervisor’s other services in connection with the management of the affairs of the Company or its subsidiary undertaking	Total
Name	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Non-executive directors
Wang Quan Hua (Note (i) & (ii))	—	—	—	—	—	—	—
Yuan Xin An (Note (i))	—	—	—	—	—	—	—
Yang Li Hua (Note (i))	—	—	—	—	—	—	—

Executive directors
Tan Wan Geng (Note (i))	—	—	—	—	—	—	—
Zhang Zi Fang (Note (i))	—	—	—	—	—	—	—
Li Shao Bin	—	636	—	137	—	—	773

Supervisors
Pan Fu (Note (i))	—	—	—	—	—	—	—
Li Jia Shi	—	636	—	139	—	—	775
Zhang Wei (Note (i))	—	—	—	—	—	—	—
Yang Yi Hua (Note (iv))	—	240	—	92	—	—	332
Wu De Ming	—	451	—	140	—	—	591

Independent non-executive directors
Ning Xiang Dong	150	—	—	—	—	—	150
Liu Chang Le	150	—	—	—	—	—	150
Tan Jin Song	150	—	—	—	—	—	150
Wei Jin Cai (Note (iii))	75	—	—	—	—	—	75
Guo Wei (Note (iv))	75	—	—	—	—	—	75
Jiao Shu Ge (Note (iv))	75	—	—	—	—	—	75

Note:

(i)	These directors or supervisors did not receive any remuneration for their services in the capacity of the directors or supervisors of the Company. They also held management positions in CSAH and their salaries were borne by CSAH.

(ii)	Resigned on December 20, 2017.

(iii)	Appointed on December 20, 2017.

(iv)	Ms. Yang Yi Hua retired in September 2015, while still served as supervisor before December 20, 2017. Ms. Yang Yi Hua did not receive any remuneration for her service in the capacity of the supervisor of the Company since September 2015.

(v)	Mr. Wang Chang Shun was a non-executive director of the Company before December 20, 2017 and was appointed to be the executive director since December 20, 2017.